Expense Example	Aug. 28, 2025 USD ($)
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 625
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,201
Expense Example, with Redemption, 10 Years	2,048
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,345
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	617
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,942
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,232
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Z Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,056